Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Clinical trial	$ 248	$ 287
Interest expenses	343	282
Professional service fees	433	346
Payroll	145	169
Other	34	43
Total	$ 1,203	$ 1,127